Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     35112    471811  SH          Sole
Adobe Systems        Common    00724F101     20122    537160  SH          Sole
American Express     Common    025816109     39507    704468  SH          Sole
Amgen Inc.           Common    031162100     46977    656740  SH          Sole
Bershire Hathaway A  Common    084670108      5652        59  SH          Sole
Bershire Hathaway B  Common    084670207     16343      5149  SH          Sole
Cisco Sys Inc        Common    17275R102     49130   2137959  SH          Sole
Coca-Cola CO         Common    191216100     29065    650527  SH          Sole
Ebay Inc.            Common    278642103     22213    783250  SH          Sole
Harley-Davidson Inc. Common    412822108     27139    432494  SH	  Sole
Johnson & Johnson    Common    478160104     20296    312536  SH          Sole
McGraw Hill          Common    580645109     47784    823440  SH          Sole
Medtronic Inc.       Common    585055106     48045   1034563  SH          Sole
Microsoft Corp.      Common    594918104     44544   1628650  SH          Sole
Nike Inc.	     Common    654106103     20151    229985  SH	  Sole
Oracle Corp	     Common    68389X105     50460   2844440  SH          Sole
Pepsico Inc          Common    713448108     39948    612131  SH          Sole
The Hershey Company  Common    427866108     13723    256753  SH          Sole
Stryker              Common    863667101     14033    282973  SH          Sole
UPS CL B             Common    911312106     35833    498099  SH          Sole